Prepayments - Schedule of Prepayments (Details)		Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Short-term prepayments
Advance to suppliers for services and inventories	[1]	¥ 2,411,067		¥ 400,083
Long-term prepayments
Prepayment for educational content		¥ 20,275,235	$ 2,830,314	¥ 25,471,027

[1]	Short-term prepayments represent advance to suppliers for purchasing services or inventories.